UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03609
                                   -----------------------------------

                                 Tep Fund, Inc.
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               40 West 57th Street, 19th Floor, New York, NY 10019
          ------------------------------------------------------------
          (Address of principal executive offices)          (Zip code)

                       c/o Tocqueville Asset Management LP
               40 West 57th Street, 19th Floor, New York, NY 10019
          ------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-698-0835
                                                    ------------------

Date of fiscal year end: 11/30
                         ----------------------

Date of reporting period: 5/31/2006
                         ----------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Report to Shareholders.

                                 Tep Fund, Inc.
                               Semi-Annual Report
                                   (Unaudited)
                                  May 31, 2006

                                  Tep Fund Inc.
                  40 West 57th Street - 19th Fl. @ Tocqueville
                              New York, N.Y. 10019
                                  212-698-0835

To our Shareholders,                                               July 19, 2006

      This letter accompanies Tep Fund, Inc.'s May 31, 2006 semi-annual report and the semi-annual dividend payment of $0.31 per share. The dividend is paid to stockholders of record on June 16, 2006.

The $0.31 per share dividend compares to $0.33 paid a year earlier. The company's net investment income decreased from $202,895 for the six months ended May 31, 2005 to $192,716 for the six months ended May 31, 2006. This was the result of a $2,106 decrease in interest income, an increase in expenses of $8,073. Also, the company only had $362 in realized gains in the 2006 six month period, whereas in the 2005 period it realized $10,919 in gains.

Expenses for the six months ended May 31st continued to increase from the comparable period a year earlier. Accounting fees increased $1,400, the investment advisory fee rose $6,000 and other expenses rose $600. The board of directors approved an increase in the investment advisory fee from % of one percent per annum on assets under management to 1/3 of one percent. The increase was requested and approved to compensate for the additional time required to comply with Sarbanes-Oxley Act and extensive S.E.C. regulations. The present investment advisory fee is still one of the lowest despite the comparatively limited amount of Tep Fund assets under management.

The board is continuing its policy of re-investing available funds in shorter term securities. It continues to believe that operating a small registered investment company of Tep Fund's size is not feasible any longer, and other alternatives are being explored. Short term reinvestment of funds has been the policy of Tep Fund for the last few years. It has proved a wise one in view of the increase in rates during that period.

The management of Tep Fund continues its policy of investing in only high quality municipal bonds diversified by issuer. Our primary objectives are the safety of the Fund's assets and obtaining a high return consistent with the high quality of the Fund's assets.

The Board of Directors joins me in expressing our gratitude to the stockholders for their continued support and interest in Tep Fund, Inc.

                                                         Sincerely,

                                                         /s/ Stephen Tabb
                                                         ----------------
                                                         Stephen Tabb, President

                                 TEP FUND, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES

                      (See Independent Accountants' Report)

                                                        May 31,     November 30,
                                                         2006           2005
                                                     ------------   ------------
                                                     (Unaudited)

                                     ASSETS
                                     ------


INVESTMENTS AT MARKET VALUE                          $ 11,671,240   $ 11,762,755
  (AMORTIZED COST $11,436,039 AT MAY 31, 2006
  AND $11,434,248 AT NOVEMBER 30, 2005)

CASH                                                        1,139          2,069

ACCRUED INTEREST RECEIVABLE                               161,225        159,936

PREPAID INSURANCE                                             863          1,725
                                                     ------------   ------------

      TOTAL ASSETS                                     11,834,467     11,926,485
                                                     ------------   ------------

                                   LIABILITIES
                                   -----------

ACCRUED EXPENSES                                           23,487         16,200

DUE TO FUND ADVISOR                                        12,985          5,000
                                                     ------------   ------------

      TOTAL LIABILITIES                                    36,472         21,200
                                                     ------------   ------------
NET ASSETS                                           $ 11,797,995   $ 11,905,285
                                                     ============   ============

                             NET ASSETS CONSIST OF:
                             ----------------------

NET CAPITAL PAID FOR SHARES OF STOCK                 $ 11,319,262   $ 11,319,262

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME           243,532        257,516

NET UNREALIZED APPRECIATION ON INVESTMENTS                235,201        328,507
                                                     ------------   ------------
                                                     $ 11,797,995     11,905,285
                                                     ============   ============

      SHARES OUTSTANDING                                  627,459        627,459

      SHARES AUTHORIZED                                 3,000,000      3,000,000

      NET ASSET VALUE PER SHARE                      $      18.80   $      18.98

See Notes to Financial Statements.

                                 TEP FUND, INC.
                            STATEMENTS OF OPERATIONS

                      (See Independent Accountants' Report)

                                                    Six months         Year
                                                      ended           ended
                                                      May 31,      November 30,
                                                       2006            2005
                                                   ------------    ------------
                                                   (Unaudited)

INVESTMENT INCOME:
  TAX-EXEMPT INTEREST                              $    247,780    $    495,673
                                                   ------------    ------------

EXPENSES:
  CUSTODIAN FEES                                          3,000           6,000
  DIRECTORS' FEES                                         6,000          12,000
  ACCOUNTING FEES                                        11,000          19,575
  REGISTRAR & TRANSFER                                    2,066           4,666
  INSURANCE                                                 862           1,725
  NSAR, REPORTS, MISC                                       661           2,140
  FRANCHISE TAXES                                           455             455
  INVESTMENT ADVISORY FEES (NOTE 3)                      21,070          30,045
  LEGAL FEES                                              9,950          15,761
                                                   ------------    ------------

      TOTAL EXPENSES                                     55,064          92,367
                                                   ------------    ------------

NET INVESTMENT INCOME                                   192,716         403,306
                                                   ------------    ------------

REALIZED GAIN FROM SECURITY TRANSACTIONS
  (NOTE 4)                                                  362          10,820
                                                   ------------    ------------

UNREALIZED APPRECIATION ON INVESTMENTS (NOTE 2):
  BEGINNING OF PERIOD                                   328,507         536,781
  END OF PERIOD                                         235,201         328,507
                                                   ------------    ------------

DECREASE IN UNREALIZED
  APPRECIATION ON INVESTMENTS                           (93,306)       (208,274)
                                                   ------------    ------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                        $     99,772    $    205,852
                                                   ============    ============

See Notes to Financial Statements.

                                 TEP FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                      (See Independent Accountants' Report)

                                                    Six months         Year
                                                      ended           ended
                                                      May 31,      November 30,
                                                       2006            2005
                                                   ------------    ------------
                                                   (Unaudited)
INCREASE IN NET ASSETS - OPERATIONS:

    NET INVESTMENT INCOME                          $    192,716    $    403,306

    REALIZED GAIN FROM SECURITY TRANSACTIONS                362          10,820

    DECREASE IN UNREALIZED APPRECIATION ON
      INVESTMENTS                                       (93,306)       (208,274)
                                                   ------------    ------------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                             99,772         205,852
                                                   ------------    ------------

DIVIDENDS PAID TO SHAREHOLDERS ($0.33 PER SHARE
  IN JAN. 2006 AND $0.68 IN JAN. 2005)
    NET INVESTMENT INCOME                               207,062         415,852
    NET REALIZED GAIN                                        --          10,820
                                                   ------------    ------------
    TOTAL DISTRIBUTIONS                                 207,062         426,672
                                                   ------------    ------------

NET DECREASE IN NET ASSETS                             (107,290)       (220,820)

NET ASSETS:

    AT BEGINNING OF PERIOD                           11,905,285      12,126,105
                                                   ------------    ------------

    AT END OF PERIOD (INCLUDES UNDISTRIBUTED
      INVESTMENT INCOME OF $243,532 IN 2006
      AND $257,516 IN 2005)                        $ 11,797,995    $ 11,905,285
                                                   ============    ============

See Notes to Financial Statements.

                                 TEP FUND, INC.
                              FINANCIAL HIGHLIGHTS

                            SELECTED DATA AND RATIOS
          (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS AS FOLLOWS:

                                               Six months
                                                 ended
                                              ------------      ------------     ------------     ------------    ------------
                                              May 31, 2006          2005             2004             2003            2002
                                              ------------      ------------     ------------     ------------    ------------
NET ASSET VALUE, BEGINNING OF YEAR            $      18.98      $      19.33     $      19.66     $      19.57    $      19.49
                                              ------------      ------------     ------------     ------------    ------------

INCOME FROM INVESTMENT OPERATIONS
    NET INVESTMENT INCOME                             0.30              0.64             0.71             0.82            0.89
    NET REALIZED AND UNREALIZED GAIN (LOSS)          (0.15)            (0.31)           (0.27)            0.16            0.10
                                              ------------      ------------     ------------     ------------    ------------
TOTAL INVESTMENT OPERATIONS                           0.15              0.33             0.44             0.98            0.99
                                              ------------      ------------     ------------     ------------    ------------

DIVIDENDS TO SHAREHOLDERS FROM
    NET INVESTMENT INCOME                             0.31              0.66             0.76             0.86            0.91
    NET REALIZED GAIN                                 0.02              0.02             0.01             0.03              --
                                              ------------      ------------     ------------     ------------    ------------
TOTAL DISTRIBUTIONS                                   0.33              0.68             0.77             0.89            0.91
                                              ------------      ------------     ------------     ------------    ------------

NET ASSET VALUE END OF YEAR                   $      18.80      $      18.98     $      19.33     $      19.66    $      19.57
                                              ============      ============     ============     ============    ============

TOTAL RETURN                                           1.6%*             1.8%             2.2%             5.0%            5.1%

RATIOS/SUPPLEMENTAL DATA
RATIO TO AVERAGE NET ASSETS
    EXPENSES                                          0.95%*            0.76%            0.55%            0.53%           0.50%
    NET INVESTMENT INCOME                             3.25%*            3.33%            3.64%            4.16%           4.55%

PORTFOLIO TURNOVER RATIO                              19.2%             11.4%             8.2%            17.9%            8.0%


*ANNUALIZED

THE SHARES OF TEP FUND INC. DO NOT READILY TRADE AND THERE IS NO REGULAR MARKET FOR THE STOCK. THEREFORE, NO YEAR END MARKET VALUES WERE SHOWN.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                       May 31, 2006 and November 30, 2005

NOTE 1- ORGANIZATION AND FUND DESCRIPTION

      The Tep Fund, Inc. (the "Fund") is a diversified closed-end registered investment company. The Fund's investment objective is to provide the maximum amount of current income exempt from Federal income tax as is consistent with the primary objective of preservation of capital. Capital Builders Advisory Services, Inc., an entity related through common management serves as the Fund's investment advisor.

NOTE 2-SIGNIFICANT ACCOUNTING AND INVESTMENT POLICIES

      A. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.

            (i) PORTFOLIO VALUATION: The Fund carries securities in its portfolio at values obtained from an independent pricing service. Such values are based on the most recent market prices. If any situation arises that no market value is available, the fair value will be determined by the Board of Directors.

            (ii) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the securities are purchased or sold (the trade date). "When issued" securities are accounted for on the date the confirmation of the purchase order is issued by the underwriter. Interest income is recorded as earned.

            All securities owned by the Fund are held in a custodian account at Citibank, N.A.

            (iii) AMORTIZATION OF PREMIUM ON TAX-EXEMPT SECURITIES: Premiums on tax-exempt securities are amortized from date of purchase to maturity date, except for securities purchased at substantial premiums which are expected to be called and are amortized to the expected call date. Amortization of the premium is directly netted against interest income.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                       May 31, 2006 and November 30, 2005

NOTE 2 (CONTD.) - SIGNIFICANT ACCOUNTING and INVESTMENT POLICIES

            (iv) FEDERAL INCOME TAX: The Fund qualifies as a regulated investment company. Accordingly, no provision for federal income tax is required, except for a provision for capital gains taxes if the capital gains are not distributed to shareholders. Long-term capital gains realized during the six month period ended May 31, 2006 and the year ended November 30, 2005 were $362 and $10,820 respectively. Such realized long-term capital gains were included in the dividends reportable by shareholders during the year ended November 30, 2005 ($.017 per share). (See note 4). The aggregate portfolio valuation in excess of tax cost (unrealized appreciation) was $235,201 and $328,507 at May 31, 2006 and November 30, 2005.

            (v) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

      B. The Fund's investment policy is to invest substantially all of its assets in municipal bonds, diversified as to issue and maturity, the interest from which is exempt from federal income tax. It also invests in short-term tax-exempt instruments. Only municipal bonds rated A or better by Moody's Investor Services, Inc. or A or better by Standard & Poors Corporation (S & P) are purchased. Short-term funds are invested in Citibank's Tax Free Reserve Fund. The Fund will not invest more than 15% of its assets in uninsured industrial development bonds, and does not purchase the securities of any issuer except securities guaranteed by the United States government, its agencies or instrumentalities if as a result thereof more than 5% of its total assets would be invested in the securities of such issuer or if the Fund would own more than 5% of any class of the issuer's outstanding securities.

                                 TEP FUND, INC.
                         Notes To Financial Statements
                       May 31, 2006 and November 30, 2005

NOTE 3- INVESTMENT ADVISORY FEE

      Under the terms of a contract renewed for the year ended November 30, 2006, the Fund paid Capital Builders Advisory Services, Inc. a related party, an investment advisory fee calculated at an annual rate of .333% of the Fund's average net assets.

NOTE 4- PURCHASE AND SALES OF SECURITIES

      For the six months ended May 31, 2006 and the year ended November 30, 2005, the Fund made purchases of tax-exempt securities at a cost of $1,550,792 and $2,614,814 respectively.

      The Fund had redemptions and sales of tax-exempt securities of $1,450,450 in the six months ended May 31, 2006 and $2,812,500 during the year ended November 30, 2005. The amortized cost of these securities for the six months ended May 31, 2006 and for the year ended November 30, 2005, was $1,450,088 and $ 2,801,680 respectively, resulting in realized gains of $362 for the six months ended May 31, 2006 and $10,820 for the year ended November 30, 2005.

NOTE 5-FUND SHARE TRANSACTIONS

      The Fund is authorized to issue 3,000,000 shares of common stock with a par value of $.10 per share. At May 31, 2006 and November 30, 2005, there were 627,459 shares outstanding. There were no changes in the number of shares outstanding during the periods.

NOTE 6- DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

      Dividends and Distributions to Shareholders: The Fund pays semi-annual dividends to shareholders of record representing its net investment income and to distribute all of its realized net capital gains. Distributions for the six months ended May 31, 2006 and year ended November 30, 2005 as listed below.

                                 TEP FUND, INC.
                         Notes To Financial Statements
                       May 31, 2006 and November 30, 2005

NOTE 6- DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (CONTINUED)

      For the Six Months Ended May 31, 2006:
      --------------------------------------
      Date Declared    Record Date      Date Paid              Per Share Paid

      May 24, 2006     June 16, 2006    July 19, 2006          $.31

      For 2005
      --------
      Date Declared    Record Date      Date Paid              Per Share Paid

      May 23, 2005     June 17, 2005    July 19, 2005          $.33
      Nov. 29,2005     Dec. 20, 2005    Jan. 20, 2006          $.33
                                                               ----
                                                        Total  $.66
                                                               ----

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2006

    % OF                                                        RATE     MATURITY         FACE         AMORTIZED         MARKET
    TOTAL    MUNICIPAL BONDS                                    (%)        DATE          AMOUNT          COST             VALUE
---------------------------------------------------------------------------------------------------------------------------------
    1.68%    CALIFORNIA
             ----------
             LOS ANGELES DEPT WATER & POWER                      4.000    7/1/2016     $  200,000      $  200,000      $  196,898
             WATERWORKS
             CALLABLE 07/01/2013 @ 100
             MBIA INSURED
             RATED AAA/Aaa
                                                                                       ------------------------------------------
             TOTAL CALIFORNIA                                                          $  200,000      $  200,000      $  196,898
                                                                                       ------------------------------------------

    4.53%    FLORIDA
             -------
             GAINESVILLE FL UTILS SYS REV                        5.750   10/1/2007     $  250,000      $  257,754      $  256,962
             ESCROWED TO MATURITY-SER A
             RATED AA/Aa2

             BOARD OF EDUCATION CAPITAL                          6.000    6/1/2021     $  250,000      $  250,000      $  273,495
             OUTLAY PUB ED SER C
             CALLABLE 06/01/2010 @ 101 AND
             06/01/2011 @ 100
             FDIC INSURED
             RATED AAA/Aaa
                                                                                       ------------------------------------------
             TOTAL FLORIDA                                                             $  500,000      $  507,754      $  530,457
                                                                                       ------------------------------------------

    4.29%    GEORGIA
             --------
             STATE GENERAL OBLIGATION                            6.250    8/1/2006     $  500,000      $  503,333      $  502,095
             NON-CALLABLE
             RATED AAA/Aaa
                                                                                       ------------------------------------------
             TOTAL GEORGIA                                                             $  500,000      $  503,333      $  502,095
                                                                                       ------------------------------------------

    3.21%    ILLINOIS
             --------
             STATE GENERAL OBLIGATION                            5.125    3/1/2011     $  115,000      $  114,550      $  120,020
             CALLABLE 03/01/2009 @ 101
             FDIC INSURED
             RATED AAA/Aaa

             STATE GENERAL OBLIGATION                            5.750    5/1/2017     $  250,000      $  247,548      $  255,470
             CALLABLE 05/01/2006 @ 102
             MBIA INSURED
             RATED AAA/Aaa
                                                                                       ------------------------------------------
             TOTAL ILLINOIS                                                            $  365,000      $  362,098      $  375,490
                                                                                       ------------------------------------------

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2006

    % OF                                                        RATE     MATURITY         FACE         AMORTIZED         MARKET
    TOTAL    MUNICIPAL BONDS                                    (%)        DATE          AMOUNT          COST             VALUE
---------------------------------------------------------------------------------------------------------------------------------
    2.31%    IOWA
             ----
             FIN AUTHORITY SINGLE FAMILY REV                     3.000    7/1/2008     $  115,000      $  115,000      $  113,550
             NON-CALLABLE
             RATED AAA/Aaa

             HIGHER ED LN AUTH REV                               5.125   10/1/2019     $  150,000      $  150,288      $  157,179
             CALLABLE 10/01/2008 @ 101
             MBIA INSURED
             RATED AAA/Aaa
                                                                                       ------------------------------------------
             TOTAL IOWA                                                                $  265,000      $  265,288      $  270,729
                                                                                       ------------------------------------------

    9.19%    MASSACHUSETTS
             -------------
             STATE GENERAL OBLIGATION                            5.375    9/1/2006     $  325,000      $  330,252      $  329,628
             PREREFUNDED 09/01/2006 @ 101
             RATED AAA/Aaa

             STATE GENERAL OBLIGATION REF SER                    4.000   10/1/2016     $  250,000      $  249,243      $  245,835
             NON-CALLABLE
             MBI INSURED
             RATED AA-/Aa2

             DEUTSCHES ALTENHEIM NURSING                         5.050   10/1/2019     $  235,000      $  234,413      $  242,701
             HOME BOSTON MASS REV SER C
             CALLABLE 10/01/2008 @ 102
             FHA INSURED
             RATED AAA/NR

             BOSTON INDUSTRIAL DEVELOPMENT                       5.900    2/1/2022     $  250,000      $  250,873      $  257,618
             FINANCE AUTH SER A
             CALLABLE 02/01/2007 @ 102
             FHA INSURED
             RATED AAA/NR
                                                                                       ------------------------------------------
             TOTAL MASSACHUSETTS                                                       $1,060,000      $1,064,780      $1,075,781
                                                                                       ------------------------------------------

    1.71%    MINNESOTA
             ---------
             STATE GENERAL OBLIGATION REF                        4.375   11/1/2006     $  200,000      $  201,447      $  200,696
             NON-CALLABLE
             RATED AAA/Aa1
                                                                                       ------------------------------------------
             TOTAL MINNESOTA                                                           $  200,000      $  201,447      $  200,696
                                                                                       ------------------------------------------

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2006

    % OF                                                        RATE     MATURITY         FACE         AMORTIZED         MARKET
    TOTAL    MUNICIPAL BONDS                                    (%)        DATE          AMOUNT          COST             VALUE
---------------------------------------------------------------------------------------------------------------------------------
    3.15%     NEW JERSEY
             -----------
             STATE CERTIFICATE OF                                5.000   6/15/2014     $  250,000      $  249,375      $  267,372
             PARTICIPATION SER A
             CALLABLE 06/15/2007 @ 100
             RATED AAA/Aaa

             WATCHUNG HILL SCHOOL DISTRICT                       4.250   1/15/2015     $  100,000      $  101,365      $  100,848
             CALLABLE 01/15/2013 @ 100
             FDIC INSURED
             RATED AAA/Aaa
                                                                                       ------------------------------------------
             TOTAL NEW JERSEY                                                          $  350,000      $  350,740      $  368,220
                                                                                       ------------------------------------------

    0.72%    NEW MEXICO
             ----------
             MORTGAGE FINANCE AUTHORITY                          4.000    3/1/2013     $   85,000      $   85,000      $   84,697
             CALLABLE 09/01/2012 @ 100
             RATED AAA/Aaa
                                                                                       ------------------------------------------
             TOTAL NEW MEXICO                                                          $   85,000      $   85,000      $   84,697
                                                                                       ------------------------------------------

   25.58%    NEW YORK
             --------
             NEW YORK STATE TWY AUTH ST PERS                     2.000   3/15/2007     $  250,000      $  249,820      $  245,333
             INCOME TAX REV
             NON-CALLABLE
             RATED AA/A1

             EAST ROCHESTER HSG AUTH REV                         2.750  12/20/2007     $  300,000      $  298,176      $  294,555
             NON-CALLABLE
             RATED AAA/NR

             STATE GENERAL OBLIGATION                            4.000   3/15/2012     $  250,000      $  252,431      $  252,303
             NON-CALLABLE
             FSA INSURED
             RATED AAA/Aaa

             STATE GENERAL OBLIGATION                            5.000   7/15/2014     $  250,000      $  249,250      $  259,415
             CALLABLE 07/15/2008 @ 101
             AMBACINSURED
             RATED AAA/Aaa

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2006

    % OF                                                        RATE     MATURITY         FACE         AMORTIZED         MARKET
    TOTAL    MUNICIPAL BONDS                                    (%)        DATE          AMOUNT          COST             VALUE
---------------------------------------------------------------------------------------------------------------------------------
             STATE DORM AUTH REV HOSP-INSD-                      4.200   8/15/2014     $  200,000      $  200,000      $  200,734
             MTG-KALEIDA HEALTH
             CALLABLE 02/15/2014 @ 100
             FHA INSURED
             RATED AAA

             STATE THRUWAY AUTHORITY HWY                         5.000    4/1/2015     $  250,000      $  246,875      $  258,495
             AND BRDG-SER A
             CALLABLE 04/01/2008 @ 101
             FDIC INSURED
             RATED AAA/Aaa

             NEW YORK CITY MUN WTR FINANCE                       4.500   6/15/2016     $  100,000      $  102,773      $  101,830
             AUTH WTR & SWR SYS REV SER A
             CALLABLE 06/15/2012 @ 100
             RATED AA/Aa2

             STATE DORM AUTHITY REVS                             5.700    7/1/2017     $  250,000      $  260,285      $  260,360
             INSD-SIENA COLLEGE
             PREREFUNDED 07/01/2007 @ 102
             RATED AAA/Aaa

             STATE DORM AUTHORITY ST                             5.350    8/1/2017     $  220,000      $  220,000      $  226,092
             BARNABAS HOSPITAL
             CALLABLE 08/01/2007 @ 101
             AMBAC INSURED
             RATED AAA/Aaa

             STATE DORM AUTH REVS HIGHLAND                       5.350    8/1/2017     $  300,000      $  300,529      $  314,055
             HOSP ROCHESTER
             CALLABLE 02/01/2008 @ 102
             FHA & MBIA INSURED
             RATED AAA/Aaa

             ALBANY, NY                                          5.375    9/1/2018     $  100,000      $   99,711      $  106,629
             CALLABLE 09/01/2010 @ 102
             FDIC INSURED
             RATED AAA/Aaa

             STATE MED CARE FACILITIES                           5.750   8/15/2019     $   70,000      $   70,000      $   72,460
             PREREFUNDED 02/15/2008 @ 100
             FHA INSURED
             RATED AAA/Aa2

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2006

    % OF                                                        RATE     MATURITY         FACE         AMORTIZED         MARKET
    TOTAL    MUNICIPAL BONDS                                    (%)        DATE          AMOUNT          COST             VALUE
---------------------------------------------------------------------------------------------------------------------------------
             PORT AUTH NY & NJ CONS                              5.000  10/15/2020     $  250,000      $ 250,000       $  261,978
             125TH SER
             CALLABLE 04/15/2012 @ 101
             FSA INSURED
             RATED AAA/Aaa

             STATE ENVIRONMENTAL CLEAN                           4.500   6/15/2021     $  140,000      $  139,304      $  140,242
             WATER & DRINKING
             CALLABLE 06/15/2013 @ 100
             RATED AAA/Aaa
                                                                                       ------------------------------------------
             TOTAL NEW YORK                                                            $2,930,000      $2,939,154      $2,994,478
                                                                                       ------------------------------------------

    8.70%    NORTH CAROLINA
             --------------
             STATE PUBLIC IMPT-SER A                             5.000    3/1/2007     $  500,000      $  505,080      $  505,285
             NON-CALLABLE
             RATED AAA/Aa1

             CHARLOTTE WTR & SWR                                 4.750    2/1/2012     $  250,000      $  260,105      $  259,117
             PREREFUNDED 2/01/2008 @ 102
             RATED AAA/Aaa

             MED CARE COMMON REF                                 4.500    4/1/2017     $  250,000      $  249,375      $  254,045
             CALLABLE 10/01/2013 @ 100
             FHA/FSA INSURED
             RATED AAA/Aaa
                                                                                       ------------------------------------------
             TOTAL NORTH CAROLINA                                                      $1,000,000      $1,014,560      $1,018,447
                                                                                       ------------------------------------------

    2.21%    NORTH DAKOTA
             ------------
             STATE MUN BD BK                                     5.000   10/1/2013     $  250,000      $  261,520      $  258,435
             ST REVOLVING FD PROG-SER A
             PREREFUNDED 10/01/08 @ 101
             RATED Aaa
                                                                                       ------------------------------------------
             TOTAL NORTH DAKOTA                                                        $  250,000      $  261,520      $  258,435
                                                                                       ------------------------------------------

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2006

    % OF                                                        RATE     MATURITY         FACE         AMORTIZED         MARKET
    TOTAL    MUNICIPAL BONDS                                    (%)        DATE          AMOUNT          COST             VALUE
---------------------------------------------------------------------------------------------------------------------------------
    5.10%    OHIO
             ----
             STATE GENERAL OBLIGATION                            6.650    9/1/2009     $  415,000      $  415,000      $  434,389
             INFRASTRUCTURE IMPROVEMENT
             NON-CALLABLE
             SINKING FUND 09/01/2005
             RATED AA+/Aa1

             FRANKLIN COUNTY HEALTH CARE                         6.150  12/20/2019     $  150,000      $  150,667      $  162,791
             CALLABLE 12/20/2009 @ 103
             GNMA COLL
             RATED NR/Aaa
                                                                                       ------------------------------------------
             TOTAL OHIO                                                                $  565,000      $  565,667      $  597,179
                                                                                       ------------------------------------------

    6.92%    PENNSYLVANIA
             ------------
             STATE TPK COMN                                      3.950   7/15/2008     $  250,000      $  249,543      $  251,552
             NON-CALLABLE
             AMBAC INSURED
             RATED AAA/Aaa

             STATE REF & PROJ-FIRST SER                          4.000    2/1/2016     $  250,000      $  250,000      $  242,393
             CALLABLE 02/01/2014 @ 100
             MBIA INSURED
             RATED AAA/Aaa

             STATE GENERAL OBLIGATION SECOND                     5.750   10/1/2017     $  100,000      $  100,000      $  107,363
             SER
             CALLABLE 10/01/2009 @ 101
             MBIA INSURED
             RATED AAA/Aaa

             PHILADELPHIA PA AUTH FOR INDL DEV                   5.300    2/1/2022     $  200,000      $  197,502      $  209,046
             REV RFDG
             CALLABLE 02/01/2008 @ 102
             SKG FD BEG 02/01/08 AVG LIFE 07/03/16
             FHA INSURED
             RATED NR/Aa2
                                                                                       ------------------------------------------
             TOTAL PENNSYLVANIA                                                        $  800,000      $  797,045      $  810,354
                                                                                       ------------------------------------------

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2006

    % OF                                                        RATE     MATURITY         FACE         AMORTIZED         MARKET
    TOTAL    MUNICIPAL BONDS                                    (%)        DATE          AMOUNT          COST             VALUE
---------------------------------------------------------------------------------------------------------------------------------
    2.14%    SOUTH CAROLINA
             --------------
             STATE CAP IMPT SER B                                3.750    8/1/2008     $  250,000      $  250,616      $  250,243
             CALLABLE 08/01/2005 @ 102
             RATED AAA/Aaa
                                                                                       ------------------------------------------
             TOTAL SOUTH CAROLINA                                                      $  250,000      $  250,616      $  250,243
                                                                                       ------------------------------------------

    5.53%    TEXAS
             -----
             STATE GENERAL OBLIGATION                            6.000   10/1/2006     $  150,000      $  148,598      $  151,163
             NON-CALLABLE
             RATED AA/Aal

             STATE GENERAL OBLIGATION WATER                      5.250    8/1/2012     $  225,000      $  225,000      $  231,961
             FINANCIAL ASSISTANCE SER C
             CALLABLE 08/01/2008 @ 100
             RATED AA/Aa1

             EL PASO WATER & SEWER REV                           5.500    3/1/2019     $  250,000      $  249,123      $  264,847
             CALLABLE 03/01/2010 @ 100
             FSA INSURED
             RATED AAA/Aaa
                                                                                       ------------------------------------------
             TOTAL TEXAS                                                               $  625,000      $  622,720      $  647,971
                                                                                       ------------------------------------------

    2.35%    UTAH
             ----
             STATE HSG FIN AGY SINGLE FAM MTG                    4.100    7/1/2007     $   60,000      $   60,000      $   60,273
             SR ISSUE F-1
             NON-CALLABLE
             RATED AAA/Aaa

             INTERMOUNTAIN POWER AGENCY                          5.000    7/1/2021     $  215,000      $  198,043      $  215,191
             POWER SUPPLY REV SKG FD
             ESCROWED TO MATURITY (US GOVTS)
             CONTINUOUSLY CALLABLE
             RATED A+/A1
                                                                                       -------------------------------------------
             TOTAL UTAH                                                                $  275,000      $  258,043      $  275,464
                                                                                       -------------------------------------------

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2006

    % OF                                                        RATE     MATURITY         FACE         AMORTIZED         MARKET
    TOTAL    MUNICIPAL BONDS                                    (%)        DATE          AMOUNT          COST             VALUE
---------------------------------------------------------------------------------------------------------------------------------
    5.65%    WASHINGTON
             ----------
             STATE GENERAL OBLIGATION SER B                      5.500    5/1/2010     $  150,000      $  150,379      $  159,225
             NON-CALLABLE
             RATED AA+/Aal

             STATE HSG FIN COMMN SINGLE-FAM                      3.550    6/1/2012     $  190,000      $  190,000      $  184,304
             NON-CALLABLE
             GNMA/FNMA INSURED
             RATED Aaa

             STATE VAR PURP SER 02 A                             5.000    7/1/2018     $  205,000      $  203,180      $  212,985
             CALLABLE 07/01/2011 @ 100
             FSA INSURED
             RATED AAA/Aaa

             STATE MOTOR VEHICLE SER B                           5.625    7/1/2020     $  100,000      $  100,043      $  105,451
             CALLABLE 07/01/2010 @ 100
             RATED AA+/Aa 1
                                                                                       ------------------------------------------
             TOTAL WASHINGTON                                                          $  645,000      $  643,602      $  661,964
                                                                                       ------------------------------------------

    0.92%    WISCONSIN
             ---------
             STATE GENERAL OBLIGATION SER C                      6.000    5/1/2019     $  100,000      $   99,768      $  108,175
             CALLABLE 05/01/2010 @ 100
             RATED AA-/Aa3
                                                                                       ------------------------------------------
             TOTAL WISCONSIN                                                           $  100,000      $   99,768      $  108,175
                                                                                       ------------------------------------------

    1.70%    WYOMING
             -------
             COMMUNITY DEVELOPMENT                               3.850   12/1/2011     $  200,000      $  198,652      $  199,216
             AUTHORITY HOUSING REV SER 7
             NON-CALLABLE
             RATED AA/Aa2
                                                                                       ------------------------------------------
             TOTAL WYOMING                                                             $  200,000      $  198,652      $  199,216
                                                                                       ------------------------------------------

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2006

    % OF                                                        RATE     MATURITY         FACE         AMORTIZED         MARKET
    TOTAL    MUNICIPAL BONDS                                    (%)        DATE          AMOUNT          COST             VALUE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                       -------------------------------------------
   96.86%    TOTAL FIXED INCOME SECURITIES                                             $11,165,000     $11,191,788     $11,426,989
                                                                                       -------------------------------------------

    2.07%    CITIFUNDS TAX-FREE RESERVES                                                               $   244,251     $   244,251
                                                                                                       ---------------------------

   98.93%    TOTAL INVESTMENTS                                                                         $11,436,039     $11,671,240
                                                                                                       ---------------------------

    1.07%    OTHER: ASSETS LESS LIABILITIES                                                                            $   126,755
                                                                                                                       -----------

 100.00% TOTAL NET ASSETS                                                                                              $11,797,995
                                                                                                                       ===========

                        See Notes to Financial Statements

Management
--------------------------------------------------------------------------------

Alan S. Cooper, MD (61)
Position Held with Fund: Chairman, Since 2004. Director since 1998 Principle Occupation(s) During Past 5 Years: Physician, private practice in family medicine (1982-2005). Present Real Estate Sales Agent.

--------------------------------------------------------------------------------

Stephen Tabb (79)
Position Held with Fund: President, Since 1988
Principle  Occupation(s) During Past 5 Years: Managing Director, Tocqueville
  Asset Management (2000-present); Capital Builders Advisory Services, Inc., President and Director (1977-present); Jahls Industries, Inc., President and Director (1990-Present)

--------------------------------------------------------------------------------

Kevin McGann (48)
Position Held with Fund: Director and Treasurer, Since 1998
Principle Occupation(s) During Past 5 Years: Partner in CPA firms, Marcum and
  Kliegman, LLP (2002-present); Partner, Grassi & Co. (2001-2002); Partner, Tabb, Conigliaro & McGann (prior to 2001).

--------------------------------------------------------------------------------

Joel Levy (64)
Position Held with Fund: Director, Since 1984
Principle Occupation(s) During Past 5 Years: JN.Levy, Inc., principle equity trader: trading through Rothchilds Lieberman and Spear Leeds and Kellogg (2002-present); Senior Managing Partner and Co-Founder of CM Equity Partners
 and Managing Member of CMT,S Management, L.P. (1996-2001).

--------------------------------------------------------------------------------

Charles Roden (67)
Position Held with Fund: Director, Since 1988
Principle Occupation(s) During Past 5 Years: Oppenheimer & Co., Senior Vice
  President (2003-Present); Fahnestock, Senior Vice President (2001-2003); Broker, Josephthal & Co. (2001 and prior).

--------------------------------------------------------------------------------

Martha Marsh (64)
Position Held with Fund: Director, Since 2004
Principle Occupation(s) During Past 5 Years: Retired (2001-present); Chairman &
  CEO, Renee Fashions LTD. (1994-2001)

--------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

The Fund has adopted a Code of Ethics. Anyone may request by mail and we will send a free copy.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Tep does not have a special audit committee therefore the entire board is considered the audit committee. Kevin McGann, a practicing CPA and board member has been designated the audit committee financial expert. He is considered independent.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees for years ending November 30, 2004 & November 30, 2003 were $15,000 each year. The only related services rendered was the preparation of the company's Federal, State & City income tax returns. They were estimated to represent about 10% of the $15,000 fees for each year. No other services were rendered by the principal accountants. The board of directors acting also as the audit committee approved the services to be rendered by the accountants at the semi-annual meeting.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund only invests in tax-free bonds that are non-voting.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tep Fund, Inc.
--------------------------------------------------------------------------------


By (Signature and Title)* /s/ Stephen Tabb, President
                          --------------------------------------------

Date  August 3, 2006
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Stephen Tabb, President
                          --------------------------------------------

Date  August 3, 2006
     ----------------------

By (Signature and Title)* /s/ Kevin McGann, Treasurer
                          --------------------------------------------


Date  August 3, 2006
     ----------------------

* Print the name and title of each signing officer under his or her signature.